Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Long Term Debt	$ 2,187,595	$ 2,158,528	$ 2,409,140
Less current maturities	(26,242)	(17,310)	(5,694)
Long-term debt, excluding current maturities	2,161,353	2,141,218	2,403,446
Senior Credit Facility [Member]
Long-term debt
Long Term Debt	695,477	595,477	808,875
7 7/8% Senior Subordinated Notes [Member]
Long-term debt
Long Term Debt	400,000	400,000	400,000
6 5/8% Senior Subordinated Notes [Member]
Long-term debt
Long Term Debt	122,760	381,290	400,000
6 5/8% Senior Subordinated Notes - Series B [Member]
Long-term debt
Long Term Debt	98,493	191,544	206,689
6 5/8% Senior Subordinated Notes - Series C [Member]
Long-term debt
Long Term Debt	34,910	256,040	265,672
5 7/8% Senior Subordinated Notes [Member]
Long-term debt
Long Term Debt	500,000
9 3/4% Senior Notes [Member]
Long-term debt
Long Term Debt	333,358	331,553	324,866
Other notes with various rates and terms [Member]
Long-term debt
Long Term Debt	$ 2,597	$ 2,624	$ 3,038